CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 214,462	$ 157,779
Short-term interest-bearing bank deposits	512,250	211,877
Marketable securities	321,798	216,910
Trade accounts receivable, net of allowance of $300 and $576 at December 31, 2025 and 2024 , respectively	151,929	139,318
Inventories	183,671	156,599
Other current assets	26,692	19,466
Total current assets	1,410,802	901,949
Non-current assets
Marketable securities	584,731	225,818
Interest-bearing bank deposits and restricted cash	12,508	7,847
Deferred tax assets	38,819	31,639
Severance pay funds	1,111	1,043
Operating lease right-of-use assets	57,731	51,193
Property, plant and equipment, net	102,625	81,746
Intangible assets, net	45,819	31,458
Goodwill	90,807	48,317
Other long-term assets	15,593	9,412
Total non-current assets	949,744	488,473
TOTAL ASSETS	2,360,546	1,390,422
Current liabilities
Convertible senior notes, net	0	180,564
Trade accounts payable	46,982	59,578
Deferred revenues	67,163	72,886
Operating lease current liabilities	8,204	7,169
Other current liabilities	102,186	68,033
Total current liabilities	224,535	388,230
Non-Current liabilities
Convertible senior notes, net	731,680	0
Accrued severance pay	3,831	3,302
Operating lease long-term liabilities	59,271	48,363
Deferred tax liability	10,221	8,495
Other long-term liabilities	12,760	14,237
Total non-current liabilities	817,763	74,397
Commitments and contingencies
TOTAL LIABILITIES	1,042,298	462,627
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value - Authorized 60,000,000 shares at December 31, 2025 and 2024 ; Issued and Outstanding 31,780,111 and 29,278,401 at December 31, 2025 and 2024, respectively.
Additional paid-in capital	254,329	134,951
Accumulated other comprehensive loss	6,551	(5,301)
Retained earnings	1,057,368	798,145
Total shareholders’ equity	1,318,248	927,795
Total liabilities and shareholders’ equity	$ 2,360,546	$ 1,390,422